SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Nov. 30, 2024	Dec. 31, 2023
Basis of Presentation

Basis of Presentation

The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of November 30, 2024 and 2023. As of November 30, 2024 and 2023, the Company had cash of $45,397 and $233,088, respectively.

Cash and Marketable Securities Held in Trust Account

Cash and Marketable Securities Held in Trust Account

On June 11, 2024, the U.S Treasure Bills held in Trust Account was due, the Company reinvest the cash held in Trust Account in money market funds. At November 30, 2024 substantially all of the assets held in the Trust Account were held in money market funds. At November 30, 2023, all assets held in the Trust Account were held in cash, due to the U.S Treasure Bills were due and the Company has not reinvest the funds in any securities. All the Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in interest earned on marketable securities held in Trust Account in the accompanying statements of operations. The estimated fair values of investments held in Trust Account are determined using available market information. As of November 30, 2024 and 2023, the Company had $3,186,602 and $30,604,459 in the Trust Account, respectively.

Offering Costs associated with an Initial Public Offering

Offering Costs associated with an Initial Public Offering

The Company complies with the requirements of the Financial Accounting Standards Board ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A, “Expenses of Offering.” Offering costs of $549,784 consist principally of costs incurred in connection with formation of the Company and preparation for the Initial Public Offering. These costs, together with the underwriter discount of $5,175,000, were charged to additional paid-in capital upon completion of the Initial Public Offering.

Class A Ordinary Shares Subject to Possible Redemption

Class A Ordinary Shares Subject to Possible Redemption

The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in ASC 480 “Distinguishing Liabilities from Equity”. Class A ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at November 30, 2024 and 2023, Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the Company’s balance sheets. On July 17, 2023, in connection with the voting on the First Special Meeting, holders of 8,708,304 Class A ordinary shares exercised the right to redeem such shares for a payment of $92,514,424 or approximately $10.62 per share.

On July 19, 2024, in connection with the voting on the Second Special Meeting, holders of 2,522,186 shares of Class A ordinary shares exercised the right to redeem such shares for a payment of $26,268,373 or approximately $10.41 per share. The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable Class A Ordinary Shares to equal the redemption value at the end of each reporting period. Increase or decreases in the carrying amount of redeemable Class A Ordinary Shares are affected by charges against additional paid in capital and accumulated deficit.

As of November 30, 2024 and 2023, the Class A ordinary shares reflected on the balance sheets are reconciled in the following table:

Class A ordinary shares subject to possible redemption, November 30, 2022	$118,785,342
Less:
Redemption	(92,514,424)
Plus:
Extension funds attributable to ordinary shares subject to redemption	250,000
Class A ordinary shares subject to possible redemption, November 30, 2023	$30,604,459
Less:
Redemption	(28,911,257)
Plus:
Extension funds attributable to ordinary shares subject to redemption	370,000
Accretion of carrying value to redemption value	1,123,400
Class A ordinary shares subject to possible redemption, November 30, 2024	$3,186,602

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes.” ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As November 30, 2024 and 2023, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Earnings (Loss) Per Share

Net Income per Ordinary Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net income per ordinary share is computed by dividing net income by the weighted average number of ordinary share outstanding for the period. Accretion associated with the redeemable shares of Class A ordinary shares is excluded from earnings per share as the redemption value approximates fair value.

The calculation of diluted income per share does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the warrants is contingent upon the occurrence of future events. The warrants are exercisable to purchase 16,500,000 Class A ordinary shares in the aggregate. For the respective periods ending November 30, 2024 and 2023, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted net income per ordinary share is the same as basic net income per ordinary shares for the periods presented.

The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	For the Year Ended November 30,
	2024		2023
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income, as adjusted	$77,369	$112,155	$1,789,153	$621,622
Denominator:
Basic and diluted weighted average ordinary shares outstanding	1,983,273	2,875,000	8,274,829	2,875,000
Basic and diluted net income per ordinary share	$0.04	$0.04	$0.22	$0.22

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which, at times, may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet, primarily due to its short-term nature.

Recently Issued Accounting Standards

Recent Accounting Standards

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating officer decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. The ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. Public entities will be required to provide all annual disclosures currently required by Topic 280 in interim periods, and entities with a single reportable segment are required to provide all the disclosures required by the amendments in this ASU and existing segment disclosures in Topic 280. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted.

Management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Allrites Holdings Pte Ltd And Subsidiaries [Member]
Basis of Presentation

Basis of Presentation

The Company prepares its condensed consolidated financial statements in accordance with accounting principles generally accepted in the United States (“US GAAP” or “GAAP”) in U.S. dollars. The functional and reporting currency of the Company and its subsidiaries is the U.S. dollar.

Basis of Presentation

The Company prepares its consolidated financial statements in accordance with accounting principles generally accepted in the United States (“US GAAP” or “GAAP”) in U.S. dollars. The functional and reporting currency of the Company and its subsidiaries is the U.S. dollar.

Use of Estimates

Use of Estimates

The preparation of the accompanying condensed consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Estimates are adjusted to reflect actual experience when necessary. Such estimates included, but are not limited to, revenue recognition, intangible assets, estimation of contingencies, recoverability of deferred tax assets and estimation of income taxes, and provisions for credit losses, customer refunds and chargebacks. Actual results may differ from these estimates.

Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Estimates are adjusted to reflect actual experience when necessary. Such estimates included, but are not limited to, revenue recognition, intangible assets, estimation of contingencies, recoverability of deferred tax assets and estimation of income taxes, and provisions for credit losses, customer refunds and chargebacks. Actual results may differ from these estimates.

Cash

Cash

The Company maintains cash accounts with financial institutions. At times, balances in these accounts may exceed federally insured limits. The amounts over these insured limits as of June 30, 2024 and December 31, 2023 was approximately $2,600,000 and $88,000, respectively. No losses have been incurred to date on any deposits.

Cash

The Company maintains cash accounts with financial institutions. At times, balances in these accounts may exceed federally insured limits. The amounts over these insured limits as of December 31, 2023 and 2022 was approximately $88,455 and $97,304, respectively. No losses have been incurred to date on any deposits.

Income Taxes

Income Taxes

The Company accounts for income taxes using the liability method of accounting for income taxes.

Deferred tax assets are determined based on the difference between the financial statement basis and tax basis as well as net operating loss or other tax credit carryforwards, if any, and are measured using the enacted tax rates that will be in effect when the differences are expected to reverse. A valuation allowance is established to reduce deferred tax assets if it is more likely than not that the related tax benefits will not be realized. If the Company’s assessment of the realizability of a deferred tax asset changes, an increase to a valuation allowance will result in a reduction of net earnings at that time, while the reduction of a valuation allowance will result in an increase of net earnings at that time.

The Company follows ASC Topic 740-10-65-1 in accounting for uncertainty in income taxes by prescribing rules for recognition, measurement, and classification in financial statements of tax positions taken or expected to be in a tax return. This prescribes a two-step process for the financial statement measurement and recognition of a tax position. The first step involves the determination of whether it is more likely than not (greater than 50 percent likelihood) that a tax position will be sustained upon examination, based on the technical merits of the position. The second step requires that any tax position that meets the more likely than not recognition threshold be measured and recognized in the financial statements at the largest amount of benefit that is a greater than 50 percent likelihood of being realized upon ultimate settlement. This topic also provides guidance on the accounting for related interest and penalties, financial statement classification and disclosure. The Company’s policy is that any interest or penalties related to uncertain tax positions are recognized in income tax expense when incurred. The Company has recorded a cumulative $50,813 related to estimated interest or penalties requiring accrual as of June 30, 2024.

Income Taxes

The Company accounts for income taxes using the liability method of accounting for income taxes.

Deferred tax assets are determined based on the difference between the financial statement basis and tax basis as well as net operating loss or other tax credit carryforwards, if any, and are measured using the enacted tax rates that will be in effect when the differences are expected to reverse. A valuation allowance is established to reduce deferred tax assets if it is more likely than not that the related tax benefits will not be realized. If the Company’s assessment of the realizability of a deferred tax asset changes, an increase to a valuation allowance will result in a reduction of net earnings at that time, while the reduction of a valuation allowance will result in an increase of net earnings at that time.

The Company follows ASC Topic 740-10-65-1 in accounting for uncertainty in income taxes by prescribing rules for recognition, measurement, and classification in financial statements of tax positions taken or expected to be in a tax return. This prescribes a two-step process for the financial statement measurement and recognition of a tax position. The first step involves the determination of whether it is more likely than not (greater than 50 percent likelihood) that a tax position will be sustained upon examination, based on the technical merits of the position. The second step requires that any tax position that meets the more likely than not recognition threshold be measured and recognized in the financial statements at the largest amount of benefit that is a greater than 50 percent likelihood of being realized upon ultimate settlement. This topic also provides guidance on the accounting for related interest and penalties, financial statement classification and disclosure. The Company’s policy is that any interest or penalties related to uncertain tax positions are recognized in income tax expense when incurred. The Company has recorded $50,813 related to estimated interest or penalties requiring accrual at December 31, 2023.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

The Company computes basic earnings per share (“EPS”) by dividing income (loss) available to common shareholders by the weighted average number of common shares outstanding for the reporting period. Diluted earnings (loss) per share is calculated by dividing net earnings (loss) by the weighted average number of common shares and dilutive common stock equivalents outstanding. During the periods when they are anti-dilutive, common stock equivalents, if any, are not considered in the computation. As such, for the six months ended June 30, 2024 and 2023, 906,679 and 768,827 options, respectively, and any effects of the convertible debt in common shares, were not included in the calculation as their effect would be anti-dilutive.

Earnings (Loss) Per Share

The Company computes basic earnings per share (“EPS”) by dividing income (loss) available to common shareholders by the weighted average number of common shares outstanding for the reporting period. Diluted earnings (loss) per share is calculated by dividing net earnings (loss) by the weighted average number of common shares and dilutive common stock equivalents outstanding. During the periods when they are anti-dilutive, common stock equivalents, if any, are not considered in the computation. As such, for the years ended December 31, 2023 and 2022, 848,378 and 492,125 options, respectively, were not included in the calculation as their effect would be anti-dilutive.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is the price that would be received to sell an asset, or the amount paid to transfer a liability in an orderly transaction between market participants at the measurement date. There is a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). We classify fair value balances based on the observability of those inputs. The three levels of the fair value hierarchy are as follows:

Level 1 — Inputs based on unadjusted quoted market prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 — Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar instruments in markets that are not active or for which all significant inputs are observable or can be corroborated by observable market data.

Level 3 — Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. The inputs are both unobservable for the asset and liability in the market and significant to the overall fair value measurement.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement. The Company establishes the fair value of its assets and liabilities using the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and establishes a fair value hierarchy based on the inputs used to measure fair value. The recorded amounts of certain financial instruments, including accounts receivable, accounts payable, accrued expenses, debt at fixed interest rates, and other liabilities approximate fair value due to their relatively short maturities.

Fair Value of Financial Instruments

Fair value is the price that would be received to sell an asset, or the amount paid to transfer a liability in an orderly transaction between market participants at the measurement date. There is a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). We classify fair value balances based on the observability of those inputs. The three levels of the fair value hierarchy are as follows:

Level 1 — Inputs based on unadjusted quoted market prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 — Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar instruments in markets that are not active or for which all significant inputs are observable or can be corroborated by observable market data.

Level 3 — Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. The inputs are both unobservable for the asset and liability in the market and significant to the overall fair value measurement.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement. The Company establishes the fair value of its assets and liabilities using the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and establishes a fair value hierarchy based on the inputs used to measure fair value. The recorded amounts of certain financial instruments, including accounts receivable, accounts payable, accrued expenses, debt at fixed interest rates, and other liabilities approximate fair value due to their relatively short maturities.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In August 2020, the FASB issued ASU No. 2020-06, “Debt-Debt with Conversion and Other Options (Subtopic 470- 20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity,” which signifies the accounting for certain financial instruments with characteristics of liability and equity, including convertible instruments and contracts on an entity’s own equity. The standard reduces the number of models used to account for convertible instruments, removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, and requires the if- converted method for calculation of diluted earnings per share for all convertible instruments. The ASU is effective for the Company for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2021. The adoption of ASU 2020-06 did not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments (Topic 326). This standard requires a new method for recognizing credit losses that is referred to as the current expected credit loss (“CECL”) method. The CECL method requires the recognition of all losses expected over the life of a financial instrument upon origination or purchase of the instrument unless the Company elects to recognize such instruments at fair value with changes in profit and loss (the fair value option). This standard is effective for the Company for fiscal years beginning after December 15, 2022. The adoption of ASU 2016-13 did not have a material impact on the financial statements.

In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 clarifies and simplifies accounting for income taxes by eliminating certain exceptions for intra period tax allocation principles, and recognition of deferred taxes for outside basis differences in an investment, among other updates. The adoption of ASU 2019-12 did not have a material impact on the financial statements.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements reflect all adjustments including normal recurring adjustments, which, in the opinion of management, are necessary to present fairly the financial position, results of operations, and cash flows for the periods presented in accordance with GAAP. References to GAAP issued by the FASB in these accompanying notes to the consolidated financial statements are to the FASB Accounting Standards Codification (“ASC”). All significant intercompany balances and transactions have been eliminated in consolidation.

Accounts Receivable and Allowance for Credit Losses

Accounts Receivable and Allowance for Credit Losses

The Company identifies and measures the allowance for credit losses based on similar economic risk characteristics. The allowance for credit losses for each account is determined based on the Company’s current estimate of expected credit losses over the remaining contractual term, adjusted for expected prepayments when appropriate, and incorporates evaluations of known and inherent risks in our customer experience, historical credit losses, payment trends, current economic conditions, as well as reasonable and supportable forecasts. Accounts that do not share risk characteristics are evaluated on an individual basis. Loans evaluated individually are not included in the collective evaluation. The allowance for credit losses amounts to $729,908 and $89,653 at June 30, 2024 and December 31, 2023, respectively.

Accounts Receivable and Allowance for Credit Losses

The Company identifies and measures the allowance for credit losses based on similar economic risk characteristics. The allowance for credit losses for each account is determined based on the Company’s current estimate of expected credit losses over the remaining contractual term, adjusted for expected prepayments when appropriate, and incorporates evaluations of known and inherent risks in our customer experience, historical credit losses, payment trends, current economic conditions, as well as reasonable and supportable forecasts. Accounts that do not share risk characteristics are evaluated on an individual basis. Loans evaluated individually are not included in the collective evaluation. The allowance for credit losses amounts to $56,840 and $348,578 at December 31, 2023 and 2022, respectively.

Property and Equipment

Property and Equipment

Property and equipment is recorded at cost and depreciated using the straight-line basis over the estimated useful lives of the respective asset. Routine maintenance, repairs and replacement costs are expensed as incurred and improvements that extend the useful life of the assets are capitalized. When property and equipment is sold or otherwise disposed of, the cost and related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is recognized in operations.

Assets	Estimated Useful Life
Computer Equipment	3 years
Computer Hardware & Software	3 years
Office Equipment	3 years

Property and Equipment

Property and equipment is recorded at cost and depreciated using the straight-line basis over the estimated useful lives of the respective asset. Routine maintenance, repairs and replacement costs are expensed as incurred and improvements that extend the useful life of the assets are capitalized. When property and equipment is sold or otherwise disposed of, the cost and related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is recognized in operations.

Assets	Estimated Useful Life
Computer Equipment	3 years
Computer Hardware & Software	3 years
Office Equipment	3 years

Capitalized Software

Capitalized Software

The Company capitalizes costs related to the development of its internal accounting software and certain projects for internal use in accordance with ASC 350, Intangibles – Goodwill and Other. The Company capitalizes costs to develop its mobile application and website when preliminary development efforts are successfully completed, management has authorized and committed project funding, and it is probable that the project will be completed, and the software will be used as intended. Costs incurred during the preliminary planning and evaluation stage of the project and during the post implementation operational stage, including maintenance, are expensed as incurred. Costs incurred for enhancements that are expected to result in additional functionality are capitalized and expensed over the estimated useful life of the upgrades on a per project basis.

Capitalized Software

The Company capitalizes costs related to the development of its internal accounting software and certain projects for internal use in accordance with ASC 350, Intangibles – Goodwill and Other. The Company capitalizes costs to develop its mobile application and website when preliminary development efforts are successfully completed, management has authorized and committed project funding, and it is probable that the project will be completed, and the software will be used as intended. Costs incurred during the preliminary planning and evaluation stage of the project and during the post implementation operational stage, including maintenance, are expensed as incurred. Costs incurred for enhancements that are expected to result in additional functionality are capitalized and expensed over the estimated useful life of the upgrades on a per project basis.

Impairment Long-Lived Assets

Impairment Long-Lived Assets

The Company reviews long-lived assets, including intangible and lease assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured first by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are impaired, an impairment loss would be recognized based on the excess of the carrying amount of the asset above the fair value of the asset.

Impairment Long-Lived Assets

The Company reviews long-lived assets, including intangible and lease assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured first by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are impaired, an impairment loss would be recognized based on the excess of the carrying amount of the asset above the fair value of the asset.

Revenue Recognition and Deferred Revenue

Revenue Recognition and Deferred Revenue

Revenue is accounted for in accordance with Accounting Standards Codification (“ASC”) 606, “Revenue from Contracts with Customers,” through the following steps:

■	Identify the contract with a customer;

■	Identify the performance obligations in the contract;

■	Determine the transaction price;

■	Allocate the transaction price to performance obligations in the contract; and

■	Recognize revenue when or as the Company satisfies a performance obligation.

The Company noted that through the buyer subscription agreements, the Company provides a service for buyers and sellers of film and TV content. Buyers: established and emerging broadcasters and streaming platforms. Sellers: major studios, independent producers and production companies around the world.

Subscription services

The Company sells content to its customers through subscriptions. Each subscription is determined to be a distinct performance obligation that is satisfied over the term of the subscription, normally one (1) to two (2) years. In general, the Company reports subscription revenue on a gross basis, ratably over the life of the contract, since the Company controls the content inventory before it is transferred to its customers. The Company’s control is evidenced by its sole ability to monetize the content inventory before it is transferred to its customers.

Contract liabilities

Contract liabilities consist of deferred revenue and include payments received in advance of the performance obligation under the contract. Such amounts are recognized over the contractual subscription period.

Other Revenue Policies

Applying the practical expedient in paragraph ASC 606-10-32-18, the Company does not assess whether a contract has a significant financing component if the expectation at contract inception is that the period between payment by the customer and the transfer of the promised products to the customer will be one year or less, which is the case with substantially all customers. Applying the practical expedient in ASC 340-40-25-4, the Company recognizes the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that the Company otherwise would have recognized is one year or less. These costs are included in operating expenses under commission expense.

Disaggregation of Revenue

The following table presents the Company’s the revenues, net detail:

	June 30, 2024	June 30, 2023
Total gross revenues	$1,535,779	$1,441,933
Less bad debts	(640,255)	-
Total revenues, net	$895,524	$1,441,933

Revenue Recognition and Deferred Revenue

Revenue is accounted for in accordance with Accounting Standards Codification (“ASC”) 606, “Revenue from Contracts with Customers,” through the following steps:

■	Identify the contract with a customer;

■	Identify the performance obligations in the contract;

■	Determine the transaction price;

■	Allocate the transaction price to performance obligations in the contract; and

■	Recognize revenue when or as the Company satisfies a performance obligation.

The Company noted that through the buyer subscription agreements, the Company provides a service for buyers and sellers of film and TV content. Buyers: established and emerging broadcasters and streaming platforms. Sellers: major studios, independent producers and production companies around the world.

Subscription services

The Company sells content to its customers through subscriptions. Each subscription is determined to be a distinct performance obligation that is satisfied over the term of the subscription, normally one (1) to two (2) years. In general, the Company reports subscription revenue on a gross basis, ratably over the life of the contract, since the Company controls the content inventory before it is transferred to its customers. The Company’s control is evidenced by its sole ability to monetize the content inventory before it is transferred to its customers.

Contract liabilities

Contract liabilities consist of deferred revenue and include payments received in advance of the performance obligation under the contract. Such amounts are recognized over the contractual subscription period.

Other Revenue Policies

Applying the practical expedient in paragraph ASC 606-10-32-18, the Company does not assess whether a contract has a significant financing component if the expectation at contract inception is that the period between payment by the customer and the transfer of the promised products to the customer will be one year or less, which is the case with substantially all customers. Applying the practical expedient in ASC 340-40-25-4, the Company recognizes the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that the Company otherwise would have recognized is one year or less. These costs are included in operating expenses under commission expense.

Disaggregation of Revenue

The following table presents the Company’s the revenues, net detail for the years ended December 31:

	2023	2022
Total gross revenues	$2,902,759	$2,527,717
Less bad debts	(55,940)	(944,662)
Total revenues, net	$2,846,819	$1,583,055

Cost of Services

Cost of Services

Cost of services consists primarily of costs incurred for the licensing of content in order to fulfill customer subscriptions. The costs incurred for content are recognized pro rata based on the terms of each Licensee agreement indicating a start date and an end date to the license period. The cost is recognized when the Licensee’s designee has selected the Licensor’s content for streaming on their service. In some cases, costs are prepaid based on minimum guarantees as outlined in the agreements or estimated payments for usage which are then reconciled at the end of the period to result in a prepayment asset Prepaid costs for content are recognized pro rata as costs of services upon the Licensee’s designee’s selection of the Licensor’s content over the term of the license period.

Cost of Services

Cost of services consists primarily of costs incurred for the licensing of content in order to fulfill customer subscriptions. The costs incurred for content are recognized pro rata based on the terms of each Licensee agreement indicating a start date and an end date to the license period. The cost is recognized when the Licensee’s designee has selected the Licensor’s content for streaming on their service. In some cases, costs are prepaid based on minimum guarantees as outlined in the agreements or estimated payments for usage which are then reconciled at the end of the period to result in a prepayment asset Prepaid costs for content are recognized pro rata as costs of services upon the Licensee’s designee’s selection of the Licensor’s content over the term of the license period.

Customer Concentration

Customer Concentration

For the six months ended June 30, 2024, there were a total of two customers who accounted for more than 10% of revenues. The Company also had a total of four customers who accounted for more than 10% of the total receivables as of June 30, 2024.

Customer Concentration

For the year ended December 31, 2023, there were a total of two customers who accounted for more than 10% of revenues. The Company also had a total of three customers who accounted for more than 10% of the total receivables as of December 31, 2023.

For the year ended December 31, 2022, there were a total of two customers who accounted for more than 10% of revenues. The Company also had a total of four customers who accounted for more than 10% of the total receivables as of December 31, 2022.

Shared Based Compensation

Shared Based Compensation

The Company recognizes expense for share-based compensation awards based on the estimated fair value of the award on the date of grant.

The Company accounts for stock-based compensation under the provisions of ASC Topic 718. As noted above, ASC Topic 718 requires that share-based payment transactions with employees and non-employees, in certain cases, be recognized in the financial statements based on their fair value.

The Company uses a Black-Scholes-Merton option-pricing model to estimate the fair value of its stock option awards. The key assumptions included within the Black-Scholes model include estimates of the Company’s future volatility, the requisite service period for its stock options, option exercise behavior, the number of options expected to ultimately vest, and the timing of vesting for the Company’s share-based awards. The Company accounts for forfeitures of employees as they occur.

Options granted to non-employees are accounted for the same as options granted to employees that contain a substantive requisite service period and/or substantive performance condition. Expense is recognized based on the vesting schedule and/or probability of the performance condition(s) within each Agreement and the contract period. Options granted to non-employees that do not contain ongoing service requirements within the Stock Option agreements do contain an expiration date, at which time they expire. In these cases, the Company will recognize stock compensation expense for the full amount of the award immediately upon the grant date.

Shared Based Compensation

The Company recognizes expense for share-based compensation awards based on the estimated fair value of the award on the date of grant.

The Company accounts for stock-based compensation under the provisions of ASC Topic 718. As noted above, ASC Topic 718 requires that share-based payment transactions with employees and non-employees, in certain cases, be recognized in the financial statements based on their fair value.

The Company uses a Black-Scholes-Merton option-pricing model to estimate the fair value of its stock option awards. The key assumptions included within the Black-Scholes model include estimates of the Company’s future volatility, the requisite service period for its stock options, option exercise behavior, the number of options expected to ultimately vest, and the timing of vesting for the Company’s share-based awards. The Company accounts for forfeitures of employees as they occur.

Options granted to non-employees are accounted for the same as options granted to employees that contain a substantive requisite service period and/or substantive performance condition. Expense is recognized based on the vesting schedule and/or probability of the performance condition(s) within each Agreement and the contract period. Options granted to non-employees that do not contain ongoing service requirements within the Stock Option agreements do contain an expiration date, at which time they expire. In these cases, the Company will recognize stock compensation expense for the full amount of the award immediately upon the grant date.

Research and Development

Research and Development

The Company expenses research and development costs as incurred, except for certain internal-use software development costs, which may be capitalized as noted above. Research and development expenses consist primarily of software development costs, including employee compensation and external contractors, associated with the ongoing development of the Company’s technology. Research and development expenses for the six months ended June 30, 2024 and 2023, were approximately $256,000 and $66,000.

Research and Development

The Company expenses research and development costs as incurred, except for certain internal-use software development costs, which may be capitalized as noted above. Research and development expenses consist primarily of software development costs, including employee compensation and external contractors, associated with the ongoing development of the Company’s technology. Research and development expenses as of December 31, 2023 and 2022, were approximately $442,000 and $432,000.

Recently Issued Accounting Standards

Advertising

The Company expenses advertising costs as incurred. Advertising expenses were approximately $59,000 and $79,000 for the six months ended June 30, 2024 and 2023, which are included in sales and marketing expenses in the accompanying statement of operations, respectively.

Recently Issued Accounting Standards

The Company has assessed the adoption impacts of recently issued accounting standards by the Financial Accounting Standards Board (“FASB”) on the Company’s condensed consolidated financial statements as well as material updates to previous assessments, if any, to the Company’s annual audited consolidated financial statements and notes thereto for the year ended December 31, 2023.

Advertising

The Company expenses advertising costs as incurred. Advertising expenses were approximately $154,000 and $158,000 for the for the year ended December 31, 2023 and 2022, which are included in sales and marketing expenses in the accompanying statement of operations, respectively.

Principles of Consolidation

Principles of Consolidation

The accompanying condensed consolidated financial statements reflect all adjustments including normal recurring adjustments, which, in the opinion of management, are necessary to present fairly the financial position, results of operations, and cash flows for the periods presented in accordance with GAAP. References to GAAP issued by the FASB in these accompanying notes to the condensed consolidated financial statements are to the FASB Accounting Standards Codification (“ASC”). All significant intercompany balances and transactions have been eliminated in consolidation.